Digital Assets (Details) - Schedule of generated bitcoins primarily through provision of mining services - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of generated bitcoins primarily through provision of mining services [Abstract]
Opening balance	$ 6,237,917
Receipt of bitcoins from mining services	96,078,570	21,065,113
Receipt of bitcoins from investment of WBTC	109,627
Sales of bitcoins in exchange of cash	(5,706,790)	(15,534,982)
Payment of BTC as deposits on property and equipment	(13,226,077)
Payment of BTC for utility charges in mining facilities	(24,335,680)
Payment of BTC for other expenses	(735,863)
Exchange of BTC into USDT and USDC	(22,247,212)
Collection of bitcoins from a third party (Note 4)	97,771	(97,771)
Realized gain on sale of digital assets	7,738,557	805,557
Impairment of bitcoins	(8,985,662)
Ending balance	$ 35,025,158	$ 6,237,917